BORROWINGS	12 Months Ended
Dec. 31, 2017
BORROWINGS [Abstract]
BORROWINGS
13.	BORROWINGS

Borrowings as of December 31, 2016 and 2017 consist of the following:

in millions of $	As of December 31,
	2016	2017
Comprised of:
Short-term borrowings	377.4	385.2
Long-term borrowings, current portion	149.8	293.6
Malaysian government loan, current portion	0.7	0.7
	527.9	679.5

Long-term borrowings, non-current portion	420.0	299.6
Malaysian government loan, non-current portion	123.7	137.1
	543.7	436.7

	1,071.6	1,116.2

The short-term borrowings outstanding as of December 31, 2016 and 2017 bore an average interest rate of 3.49% and 4.09% per annum, respectively, and were denominated in Renminbi, U.S. Dollar, and Euro. These borrowings were obtained from financial institutions and have terms of one month to one year.

The long-term bank borrowings outstanding as of December 31, 2016 and 2017 bore an average interest rate of 2.66% and 3.33% per annum, respectively, and were denominated in Renminbi and U.S. Dollar. These borrowings were obtained from financial institutions and will mature between 2018 and 2020.

The current and non-current portions of long-term borrowings as of December 31, 2017 will be due in installments between the periods from January 1, 2018 to December 31, 2018, 2019, 2020 and 2021.

As of December 31, 2016 and 2017, unused loan facilities for short-term and long-term borrowings amounted to $43.5 million and $64.7 million, respectively.

Borrowings from financial institutions as of December 31, 2017 were secured/guaranteed as follows:

Amount	Secured/guaranteed by
in millions of
$

619.8	Guaranteed by Hanwha Chemical
43.2	Guaranteed by Hanwha Chemical and the Company’s plant and machinery with net book value of $58.1 million
187.7	Secured by the Company’s buildings, plant and machinery and land use rights with net book value of $78.9 million, $104.0 million and $28.5 million, respectively
205.3	Guaranteed by Hanwha Chemical and Company’s buildings, plant and machinery and other assets with net book value of $52.8 million, $177.2 million and $330.2 million, respectively
1,056.0

As of December 31, 2017, the maturities of these long-term borrowings are as follows:

in millions of $	As of December 31, 2017

2018	294.3
2019	11.2
2020	111.2

The original principal amount of a loan from the Malaysian government is MYR 850.0 million ($209.0 million) (the “Government Loan”). The remaining balance, net of present value discounts as at December 31, 2017 is MYR 575.6 million ($137.8 million). The scheduled repayments began in 2013. The final maturity of the loan is in 2031. Interest rates are variable, with a fixed 0% interest through 2019, a fixed 1% interest through 2027, and a fixed 2% interest through maturity.